Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Nuveen Multistate Trust I
Entity Central Index Key	0001018972
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000001498 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Virginia Municipal Bond Fund
Class Name	Class A Shares
Trading Symbol	FVATX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Virginia Municipal Bond Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$74	0.74%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.74%	[1]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Virginia Municipal Bond Fund returned 0.51% for Class A Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the S&P Municipal Bond Virginia Index, which returned 2.57%.

•  Top contributors to relative performance

•  Credit quality positioning, especially an overweight to non‑rated bonds.

•  An overweight to the toll-road bond sector and an underweight to the industrial development revenue bond sector.

•  Top detractors from relative performance

•  Duration positioning, especially an overweight to bonds with durations of 12 years and longer.

•  An overweight to BB‑rated and B‑rated bonds.

•  Security selection, particularly bonds of Marymount University.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	0.51%	0.12%	1.74%

Class A Shares at maximum sales charge (Offering Price)	(3.74)%	(0.73)%	1.31%

S&P Municipal Bond Index	2.44%	0.78%	2.22%

S&P Municipal Bond Virginia Index	2.57%	0.46%	2.07%

Lipper Virginia Municipal Debt Funds Classification Average	0.71%	(0.03)%	1.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 518,230,213
Holdings Count | Holding	239
Advisory Fees Paid, Amount	$ 2,629,997
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$518,230,213

Total number of portfolio holdings	239

Portfolio turnover (%)	20%

Total management fees paid for the year	$2,629,997

Holdings [Text Block]
(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000137698 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Virginia Municipal Bond Fund
Class Name	Class C Shares
Trading Symbol	FVCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C Shares of the Nuveen Virginia Municipal Bond Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$154	1.54%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 154
Expense Ratio, Percent	1.54%	[2]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Virginia Municipal Bond Fund returned ‑0.31% for Class C Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the S&P Municipal Bond Virginia Index, which returned 2.57%.

•  Top contributors to relative performance

•  Credit quality positioning, especially an overweight to non‑rated bonds.

•  An overweight to the toll-road bond sector and an underweight to the industrial development revenue bond sector.

•  Top detractors from relative performance

•  Duration positioning, especially an overweight to bonds with durations of 12 years and longer.

•  An overweight to BB‑rated and B‑rated bonds.

•  Security selection, particularly bonds of Marymount University.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	(0.31)%	(0.68)%	1.09%

S&P Municipal Bond Index	2.44%	0.78%	2.22%

S&P Municipal Bond Virginia Index	2.57%	0.46%	2.07%

Lipper Virginia Municipal Debt Funds Classification Average	0.71%	(0.03)%	1.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 518,230,213
Holdings Count | Holding	239
Advisory Fees Paid, Amount	$ 2,629,997
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$518,230,213

Total number of portfolio holdings	239

Portfolio turnover (%)	20%

Total management fees paid for the year	$2,629,997

Holdings [Text Block]
(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000001501 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Virginia Municipal Bond Fund
Class Name	Class I Shares
Trading Symbol	NMVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Virginia Municipal Bond Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$54	0.54%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.54%	[3]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Virginia Municipal Bond Fund returned 0.68% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the S&P Municipal Bond Virginia Index, which returned 2.57%.

•  Top contributors to relative performance

•  Credit quality positioning, especially an overweight to non‑rated bonds.

•  An overweight to the toll-road bond sector and an underweight to the industrial development revenue bond sector.

•  Top detractors from relative performance

•  Duration positioning, especially an overweight to bonds with durations of 12 years and longer.

•  An overweight to BB‑rated and B‑rated bonds.

•  Security selection, particularly bonds of Marymount University.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	0.68%	0.31%	1.93%

S&P Municipal Bond Index	2.44%	0.78%	2.22%

S&P Municipal Bond Virginia Index	2.57%	0.46%	2.07%

Lipper Virginia Municipal Debt Funds Classification Average	0.71%	(0.03)%	1.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 518,230,213
Holdings Count | Holding	239
Advisory Fees Paid, Amount	$ 2,629,997
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$518,230,213

Total number of portfolio holdings	239

Portfolio turnover (%)	20%

Total management fees paid for the year	$2,629,997

Holdings [Text Block]
(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000137697 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Pennsylvania Municipal Bond Fund
Class Name	Class C Shares
Trading Symbol	FPCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C Shares of the Nuveen Pennsylvania Municipal Bond Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$161	1.62%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 161
Expense Ratio, Percent	1.62%	[4]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Pennsylvania Municipal Bond Fund returned ‑0.96% for Class C Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the S&P Municipal Bond Pennsylvania Index, which returned 2.78%.

•  Top contributors to relative performance

•  Credit quality positioning, especially an underweight to AA‑rated and A‑rated bonds and an overweight to non‑rated bonds.

•  Sector allocation, particularly an overweight to the housing and industrial development revenue bond sectors, and an underweight to the transportation sector, particularly in toll-road bonds.

•  Security selection in the hospital bond sector, particularly in bonds of Tower Health.

•  Top detractors from relative performance

•  Duration and yield curve positioning, especially an overweight to longer-duration bonds.

•  The Fund’s energy exposure hedge (Vistra Vision) position through the use of a total return swap.

•  Security selection in the higher education bond sector.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	(0.96)%	(0.74)%	1.17%

S&P Municipal Bond Index	2.44%	0.78%	2.22%

S&P Municipal Bond Pennsylvania Index	2.78%	0.81%	2.33%

Lipper Pennsylvania Municipal Debt Funds Classification Average	1.18%	0.39%	1.71%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 343,208,504
Holdings Count | Holding	237
Advisory Fees Paid, Amount	$ 1,980,257
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$343,208,504

Total number of portfolio holdings	237

Portfolio turnover (%)	28%

Total management fees paid for the year	$1,980,257

Holdings [Text Block]
(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000001497 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Pennsylvania Municipal Bond Fund
Class Name	Class I Shares
Trading Symbol	NBPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Pennsylvania Municipal Bond Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$62	0.62%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.62%	[5]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Pennsylvania Municipal Bond Fund returned 0.04% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the S&P Municipal Bond Pennsylvania Index, which returned 2.78%.

•  Top contributors to relative performance

•  Credit quality positioning, especially an underweight to AA‑rated and A‑rated bonds and an overweight to non‑rated bonds.

•  Sector allocation, particularly an overweight to the housing and industrial development revenue bond sectors, and an underweight to the transportation sector, particularly in toll-road bonds.

•  Security selection in the hospital bond sector, particularly in bonds of Tower Health.

•  Top detractors from relative performance

•  Duration and yield curve positioning, especially an overweight to longer-duration bonds.

•  The Fund’s energy exposure hedge (Vistra Vision) position through the use of a total return swap.

•  Security selection in the higher education bond sector.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	0.04%	0.24%	2.02%

S&P Municipal Bond Index	2.44%	0.78%	2.22%

S&P Municipal Bond Pennsylvania Index	2.78%	0.81%	2.33%

Lipper Pennsylvania Municipal Debt Funds Classification Average	1.18%	0.39%	1.71%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Net Assets	$ 343,208,504
Holdings Count | Holding	237
Advisory Fees Paid, Amount	$ 1,980,257
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$343,208,504

Total number of portfolio holdings	237

Portfolio turnover (%)	28%

Total management fees paid for the year	$1,980,257

Holdings [Text Block]
(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000001490 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen New Mexico Municipal Bond Fund
Class Name	Class A Shares
Trading Symbol	FNMTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen New Mexico Municipal Bond Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$91	0.91%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.91%	[6]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen New Mexico Municipal Bond Fund returned 0.87% for Class A Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the S&P Municipal Bond New Mexico Index, which returned 3.86%.

•  Top contributors to relative performance

•  An overweight to BBB‑rated and non‑rated bonds.

•  Top detractors from relative performance

•  Sector allocation, particularly an overweight to dedicated‑tax and water and sewer bonds.

•  An underweight to AA‑rated bonds and an overweight to A‑rated bonds.

•  An overweight to bonds with durations 10 years and longer.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	0.87%	0.18%	1.70%

Class A Shares at maximum sales charge (Offering Price)	(3.39)%	(0.68)%	1.26%

S&P Municipal Bond Index	2.44%	0.78%	2.22%

S&P Municipal Bond New Mexico Index	3.86%	0.79%	1.91%

Lipper Other States Municipal Debt Funds Classification Average	0.90%	(0.12)%	1.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Net Assets	$ 67,998,816
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 350,016
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$67,998,816

Total number of portfolio holdings	80

Portfolio turnover (%)	16%

Total management fees paid for the year	$350,016

Holdings [Text Block]
(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
Fee waiver/reimbursement: As of May 1, 2025, Nuveen Fund Advisors, LLC has agreed to waive fees and/or reimburse expenses of the Fund through July 31, 2027 so that the total annual operating expenses of the Fund (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.64% of the average daily net assets of any class of Fund shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Expenses [Text Block]
Fee waiver/reimbursement: As of May 1, 2025, Nuveen Fund Advisors, LLC has agreed to waive fees and/or reimburse expenses of the Fund through July 31, 2027 so that the total annual operating expenses of the Fund (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.64% of the average daily net assets of any class of Fund shares.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000137696 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen New Mexico Municipal Bond Fund
Class Name	Class C Shares
Trading Symbol	FNCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C Shares of the Nuveen New Mexico Municipal Bond Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$171	1.71%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 171
Expense Ratio, Percent	1.71%	[7]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen New Mexico Municipal Bond Fund returned 0.08% for Class C Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the S&P Municipal Bond New Mexico Index, which returned 3.86%.

•  Top contributors to relative performance

•  An overweight to BBB‑rated and non‑rated bonds.

•  Top detractors from relative performance

•  Sector allocation, particularly an overweight to dedicated‑tax and water and sewer bonds.

•  An underweight to AA‑rated bonds and an overweight to A‑rated bonds.

•  An overweight to bonds with durations 10 years and longer.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	0.08%	(0.61)%	1.05%

S&P Municipal Bond Index	2.44%	0.78%	2.22%

S&P Municipal Bond New Mexico Index	3.86%	0.79%	1.91%

Lipper Other States Municipal Debt Funds Classification Average	0.90%	(0.12)%	1.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 67,998,816
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 350,016
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$67,998,816

Total number of portfolio holdings	80

Portfolio turnover (%)	16%

Total management fees paid for the year	$350,016

Holdings [Text Block]
(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
Fee waiver/reimbursement: As of May 1, 2025, Nuveen Fund Advisors, LLC has agreed to waive fees and/or reimburse expenses of the Fund through July 31, 2027 so that the total annual operating expenses of the Fund (excluding 12b‑1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.64% of the average daily net assets of any class of Fund shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Expenses [Text Block]
Fee waiver/reimbursement: As of May 1, 2025, Nuveen Fund Advisors, LLC has agreed to waive fees and/or reimburse expenses of the Fund through July 31, 2027 so that the total annual operating expenses of the Fund (excluding 12b‑1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.64% of the average daily net assets of any class of Fund shares.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000001493 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen New Mexico Municipal Bond Fund
Class Name	Class I Shares
Trading Symbol	FNMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen New Mexico Municipal Bond Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$71	0.71%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.71%	[8]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen New Mexico Municipal Bond Fund returned 0.97% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the S&P Municipal Bond New Mexico Index, which returned 3.86%.

•  Top contributors to relative performance

•  An overweight to BBB‑rated and non‑rated bonds.

•  Top detractors from relative performance

•  Sector allocation, particularly an overweight to dedicated‑tax and water and sewer bonds.

•  An underweight to AA‑rated bonds and an overweight to A‑rated bonds.

•  An overweight to bonds with durations 10 years and longer.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	0.97%	0.38%	1.90%

S&P Municipal Bond Index	2.44%	0.78%	2.22%

S&P Municipal Bond New Mexico Index	3.86%	0.79%	1.91%

Lipper Other States Municipal Debt Funds Classification Average	0.90%	(0.12)%	1.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 67,998,816
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 350,016
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$67,998,816

Total number of portfolio holdings	80

Portfolio turnover (%)	16%

Total management fees paid for the year	$350,016

Holdings [Text Block]
(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
Fee waiver/reimbursement: As of May 1, 2025, Nuveen Fund Advisors, LLC has agreed to waive fees and/or reimburse expenses of the Fund through July 31, 2027 so that the total annual operating expenses of the Fund (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.64% of the average daily net assets of any class of Fund shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Expenses [Text Block]
Fee waiver/reimbursement: As of May 1, 2025, Nuveen Fund Advisors, LLC has agreed to waive fees and/or reimburse expenses of the Fund through July 31, 2027 so that the total annual operating expenses of the Fund (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.64% of the average daily net assets of any class of Fund shares.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000001494 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Pennsylvania Municipal Bond Fund
Class Name	Class A Shares
Trading Symbol	FPNTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Pennsylvania Municipal Bond Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$82	0.82%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.82%	[9]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Pennsylvania Municipal Bond Fund returned ‑0.14% for Class A Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the S&P Municipal Bond Pennsylvania Index, which returned 2.78%.

•  Top contributors to relative performance

•  Credit quality positioning, especially an underweight to AA‑rated and A‑rated bonds and an overweight to non‑rated bonds.

•  Sector allocation, particularly an overweight to the housing and industrial development revenue bond sectors, and an underweight to the transportation sector, particularly in toll-road bonds.

•  Security selection in the hospital bond sector, particularly in bonds of Tower Health.

•  Top detractors from relative performance

•  Duration and yield curve positioning, especially an overweight to longer-duration bonds.

•  The Fund’s energy exposure hedge (Vistra Vision) position through the use of a total return swap.

•  Security selection in the higher education bond sector.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	(0.14)%	0.05%	1.82%

Class A Shares at maximum sales charge (Offering Price)	(4.37)%	(0.81)%	1.38%

S&P Municipal Bond Index	2.44%	0.78%	2.22%

S&P Municipal Bond Pennsylvania Index	2.78%	0.81%	2.33%

Lipper Pennsylvania Municipal Debt Funds Classification Average	1.18%	0.39%	1.71%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 343,208,504
Holdings Count | Holding	237
Advisory Fees Paid, Amount	$ 1,980,257
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$343,208,504

Total number of portfolio holdings	237

Portfolio turnover (%)	28%

Total management fees paid for the year	$1,980,257

Holdings [Text Block]
(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000001489 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Maryland Municipal Bond Fund
Class Name	Class I Shares
Trading Symbol	NMMDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Maryland Municipal Bond Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$63	0.63%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.63%	[10]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Maryland Municipal Bond Fund returned 1.29% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the S&P Municipal Bond Maryland Index, which returned 3.13%.

•  Top contributors to relative performance

•  Credit positioning, especially an overweight to non‑rated bonds.

•  An overweight to the incremental‑tax and higher education bond sectors.

•  Top detractors from relative performance

•  Duration positioning, especially an overweight to bonds with durations of 10 years and longer.

•  Sector positioning, especially an overweight to hospital and life-care bonds, and an underweight to state general obligation bonds.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	1.29%	0.66%	1.96%

S&P Municipal Bond Index	2.44%	0.78%	2.22%

S&P Municipal Bond Maryland Index	3.13%	0.49%	1.88%

Lipper Maryland Municipal Debt Funds Classification Average	1.32%	0.45%	1.46%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 234,892,910
Holdings Count | Holding	193
Advisory Fees Paid, Amount	$ 1,326,910
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$234,892,910

Total number of portfolio holdings	193

Portfolio turnover (%)	23%

Total management fees paid for the year	$1,326,910

Holdings [Text Block]
(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
Fee waiver/reimbursement: As of May 1, 2025, Nuveen Fund Advisors, LLC has agreed to waive fees and/or reimburse expenses of the Fund through July 31, 2027 so that the total annual operating expenses of the Fund (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.57% of the average daily net assets of any class of Fund shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Material Fund Change Expenses [Text Block]
Fee waiver/reimbursement: As of May 1, 2025, Nuveen Fund Advisors, LLC has agreed to waive fees and/or reimburse expenses of the Fund through July 31, 2027 so that the total annual operating expenses of the Fund (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.57% of the average daily net assets of any class of Fund shares.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000137695 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Maryland Municipal Bond Fund
Class Name	Class C Shares
Trading Symbol	NACCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C Shares of the Nuveen Maryland Municipal Bond Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$163	1.63%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 163
Expense Ratio, Percent	1.63%	[11]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Maryland Municipal Bond Fund returned 0.37% for Class C Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the S&P Municipal Bond Maryland Index, which returned 3.13%.

•  Top contributors to relative performance

•  Credit positioning, especially an overweight to non‑rated bonds.

•  An overweight to the incremental‑tax and higher education bond sectors.

•  Top detractors from relative performance

•  Duration positioning, especially an overweight to bonds with durations of 10 years and longer.

•  Sector positioning, especially an overweight to hospital and life-care bonds, and an underweight to state general obligation bonds.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	0.37%	(0.33)%	1.12%

S&P Municipal Bond Index	2.44%	0.78%	2.22%

S&P Municipal Bond Maryland Index	3.13%	0.49%	1.88%

Lipper Maryland Municipal Debt Funds Classification Average	1.32%	0.45%	1.46%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 234,892,910
Holdings Count | Holding	193
Advisory Fees Paid, Amount	$ 1,326,910
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$234,892,910

Total number of portfolio holdings	193

Portfolio turnover (%)	23%

Total management fees paid for the year	$1,326,910

Holdings [Text Block]
(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
Fee waiver/reimbursement: As of May 1, 2025, Nuveen Fund Advisors, LLC has agreed to waive fees and/or reimburse expenses of the Fund through July 31, 2027 so that the total annual operating expenses of the Fund (excluding 12b‑1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.57% of the average daily net assets of any class of Fund shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Expenses [Text Block]
Fee waiver/reimbursement: As of May 1, 2025, Nuveen Fund Advisors, LLC has agreed to waive fees and/or reimburse expenses of the Fund through July 31, 2027 so that the total annual operating expenses of the Fund (excluding 12b‑1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.57% of the average daily net assets of any class of Fund shares.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000001486 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Maryland Municipal Bond Fund
Class Name	Class A Shares
Trading Symbol	NMDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Maryland Municipal Bond Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$84	0.83%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.83%	[12]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Maryland Municipal Bond Fund returned 1.21% for Class A Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the S&P Municipal Bond Maryland Index, which returned 3.13%.

•  Top contributors to relative performance

•  Credit positioning, especially an overweight to non‑rated bonds.

•  An overweight to the incremental‑tax and higher education bond sectors.

•  Top detractors from relative performance

•  Duration positioning, especially an overweight to bonds with durations of 10 years and longer.

•  Sector positioning, especially an overweight to hospital and life-care bonds, and an underweight to state general obligation bonds.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	1.21%	0.47%	1.76%

Class A Shares at maximum sales charge (Offering Price)	(3.08)%	(0.39)%	1.33%

S&P Municipal Bond Index	2.44%	0.78%	2.22%

S&P Municipal Bond Maryland Index	3.13%	0.49%	1.88%

Lipper Maryland Municipal Debt Funds Classification Average	1.32%	0.45%	1.46%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 234,892,910
Holdings Count | Holding	193
Advisory Fees Paid, Amount	$ 1,326,910
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$234,892,910

Total number of portfolio holdings	193

Portfolio turnover (%)	23%

Total management fees paid for the year	$1,326,910

Holdings [Text Block]
(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
Fee waiver/reimbursement: As of May 1, 2025, Nuveen Fund Advisors, LLC has agreed to waive fees and/or reimburse expenses of the Fund through July 31, 2027 so that the total annual operating expenses of the Fund (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.57% of the average daily net assets of any class of Fund shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Expenses [Text Block]
Fee waiver/reimbursement: As of May 1, 2025, Nuveen Fund Advisors, LLC has agreed to waive fees and/or reimburse expenses of the Fund through July 31, 2027 so that the total annual operating expenses of the Fund (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.57% of the average daily net assets of any class of Fund shares.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000001474 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Arizona Municipal Bond Fund
Class Name	Class A Shares
Trading Symbol	FAZTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Arizona Municipal Bond Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$84	0.84%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.84%	[13]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Arizona Municipal Bond Fund returned 0.60% for Class A Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the S&P Municipal Bond Arizona Index, which returned 2.71%.

•  Top contributors to relative performance

•  An overweight to the higher education bond sector.

•  Top detractors from relative performance

•  Duration positioning, especially an overweight to bonds with durations eight years and longer.

•  Credit selection, particularly in non‑rated bonds.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	0.60%	0.13%	1.78%

Class A Shares at maximum sales charge (Offering Price)	(3.64)%	(0.72)%	1.34%

S&P Municipal Bond Index	2.44%	0.78%	2.22%

S&P Municipal Bond Arizona Index	2.71%	0.89%	2.15%

Lipper Other States Municipal Debt Funds Classification Average	0.90%	(0.12)%	1.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 158,986,040
Holdings Count | Holding	185
Advisory Fees Paid, Amount	$ 843,100
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$158,986,040

Total number of portfolio holdings	185

Portfolio turnover (%)	20%

Total management fees paid for the year	$843,100

Holdings [Text Block]

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000137693 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Arizona Municipal Bond Fund
Class Name	Class C Shares
Trading Symbol	FZCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C Shares of the Nuveen Arizona Municipal Bond Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$164	1.64%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 164
Expense Ratio, Percent	1.64%	[14]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Arizona Municipal Bond Fund returned ‑0.32% for Class C Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the S&P Municipal Bond Arizona Index, which returned 2.71%.

•  Top contributors to relative performance

•  An overweight to the higher education bond sector.

•  Top detractors from relative performance

•  Duration positioning, especially an overweight to bonds with durations eight years and longer.

•  Credit selection, particularly in non‑rated bonds.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	(0.32)%	(0.70)%	1.12%

S&P Municipal Bond Index	2.44%	0.78%	2.22%

S&P Municipal Bond Arizona Index	2.71%	0.89%	2.15%

Lipper Other States Municipal Debt Funds Classification Average	0.90%	(0.12)%	1.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 158,986,040
Holdings Count | Holding	185
Advisory Fees Paid, Amount	$ 843,100
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$158,986,040

Total number of portfolio holdings	185

Portfolio turnover (%)	20%

Total management fees paid for the year	$843,100

Holdings [Text Block]
(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000001477 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Arizona Municipal Bond Fund
Class Name	Class I Shares
Trading Symbol	NMARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Arizona Municipal Bond Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$64	0.64%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.64%	[15]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Arizona Municipal Bond Fund returned 0.79% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the S&P Municipal Bond Arizona Index, which returned 2.71%.

•  Top contributors to relative performance

•  An overweight to the higher education bond sector.

•  Top detractors from relative performance

•  Duration positioning, especially an overweight to bonds with durations eight years and longer.

•  Credit selection, particularly in non‑rated bonds.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	0.79%	0.31%	1.98%

S&P Municipal Bond Index	2.44%	0.78%	2.22%

S&P Municipal Bond Arizona Index	2.71%	0.89%	2.15%

Lipper Other States Municipal Debt Funds Classification Average	0.90%	(0.12)%	1.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 158,986,040
Holdings Count | Holding	185
Advisory Fees Paid, Amount	$ 843,100
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$158,986,040

Total number of portfolio holdings	185

Portfolio turnover (%)	20%

Total management fees paid for the year	$843,100

Holdings [Text Block]
(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000001478 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Colorado Municipal Bond Fund
Class Name	Class A Shares
Trading Symbol	FCOTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Colorado Municipal Bond Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$77	0.77%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.77%	[16]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Colorado Municipal Bond Fund returned 0.88% for Class A Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the S&P Municipal Bond Colorado Index, which returned 3.10%.

•  Top contributors to relative performance

•  Sector positioning, particularly an overweight in incremental‑tax bonds.

•  An underweight in AAA‑rated bonds.

•  Top detractors from relative performance

•  Credit quality positioning, particularly an overweight to AA‑rated bonds and an underweight to non‑rated bonds.

•  Duration and yield curve positioning, particularly an overweight to the longest-duration bonds.

•  An overweight to the health care bond sector and an underweight to the housing bond sector.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	0.88%	0.13%	1.97%

Class A Shares at maximum sales charge (Offering Price)	(3.39)%	(0.72)%	1.53%

S&P Municipal Bond Index	2.44%	0.78%	2.22%

S&P Municipal Bond Colorado Index	3.10%	1.18%	2.61%

Lipper Other States Municipal Debt Funds Classification Average	0.90%	(0.12)%	1.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 457,721,137
Holdings Count | Holding	263
Advisory Fees Paid, Amount	$ 2,415,813
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$457,721,137

Total number of portfolio holdings	263

Portfolio turnover (%)	15%

Total management fees paid for the year	$2,415,813

Holdings [Text Block]
(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000137694 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Colorado Municipal Bond Fund
Class Name	Class C Shares
Trading Symbol	FAFKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C Shares of the Nuveen Colorado Municipal Bond Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$157	1.57%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 157
Expense Ratio, Percent	1.57%	[17]
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Colorado Municipal Bond Fund returned 0.04% for Class C Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the S&P Municipal Bond Colorado Index, which returned 3.10%.

•  Top contributors to relative performance

•  Sector positioning, particularly an overweight in incremental‑tax bonds.

•  An underweight in AAA‑rated bonds.

•  Top detractors from relative performance

•  Credit quality positioning, particularly an overweight to AA‑rated bonds and an underweight to non‑rated bonds.

•  Duration and yield curve positioning, particularly an overweight to the longest-duration bonds.

•  An overweight to the health care bond sector and an underweight to the housing bond sector.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	0.04%	(0.69)%	1.32%

S&P Municipal Bond Index	2.44%	0.78%	2.22%

S&P Municipal Bond Colorado Index	3.10%	1.18%	2.61%

Lipper Other States Municipal Debt Funds Classification Average	0.90%	(0.12)%	1.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 457,721,137
Holdings Count | Holding	263
Advisory Fees Paid, Amount	$ 2,415,813
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$457,721,137

Total number of portfolio holdings	263

Portfolio turnover (%)	15%

Total management fees paid for the year	$2,415,813

Holdings [Text Block]
(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000001481 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Colorado Municipal Bond Fund
Class Name	Class I Shares
Trading Symbol	FCORX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Colorado Municipal Bond Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$57	0.57%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.57%	[18]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Colorado Municipal Bond Fund returned 1.06% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the S&P Municipal Bond Colorado Index, which returned 3.10%.

•  Top contributors to relative performance

•  Sector positioning, particularly an overweight in incremental‑tax bonds.

•  An underweight in AAA‑rated bonds.

•  Top detractors from relative performance

•  Credit quality positioning, particularly an overweight to AA‑rated bonds and an underweight to non‑rated bonds.

•  Duration and yield curve positioning, particularly an overweight to the longest-duration bonds.

•  An overweight to the health care bond sector and an underweight to the housing bond sector.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	1.06%	0.32%	2.17%

S&P Municipal Bond Index	2.44%	0.78%	2.22%

S&P Municipal Bond Colorado Index	3.10%	1.18%	2.61%

Lipper Other States Municipal Debt Funds Classification Average	0.90%	(0.12)%	1.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 457,721,137
Holdings Count | Holding	263
Advisory Fees Paid, Amount	$ 2,415,813
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$457,721,137

Total number of portfolio holdings	263

Portfolio turnover (%)	15%

Total management fees paid for the year	$2,415,813

Holdings [Text Block]

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses

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